Financial Risk Management - Summary of Financial Instruments Foreign Currencies (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	₩ 95,124,388	₩ 90,628,057
Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	13,619,694	12,176,389
Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	12,431,797	10,030,220
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	271,688	324,306
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	298,566	457,518
Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	47,629,071	47,407,686
Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	10,773,108	10,238,262
Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	5,085,827	5,823,382
Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	5,014,637	4,170,294
Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	87,908,195	85,704,796
Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,309,426	1,046,798
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	784,992	861,503
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	122,252	175,641
Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	44,241,581	41,959,650
Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	20,798,861	22,274,880
Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	14,594,562	14,345,089
Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	6,056,521	5,041,235
USD | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	67,542,232	64,951,453
USD | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	10,254,448	9,171,037
USD | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	10,388,505	8,481,069
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	141,239	288,228
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	297,856	457,414
USD | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	31,500,916	31,598,425
USD | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,394,559	7,789,037
USD | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,587,440	3,544,607
USD | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,977,269	3,621,636
USD | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	61,783,894	62,537,053
USD | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,285,152	1,024,957
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	666,912	724,036
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	98,639	161,114
USD | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	30,952,175	30,041,679
USD | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	15,145,672	16,231,860
USD | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	9,024,519	9,785,607
USD | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	4,610,825	4,567,800
JPY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,070,898	1,666,419
JPY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	712,594	739,998
JPY | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	38,112	3,104
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	118,786	8,111
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	963,163	877,024
JPY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	238,243	38,182
JPY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,000,990	2,289,168
JPY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	60,816	48,351
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,651,890	1,658,775
JPY | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	114,964	452,189
JPY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	173,320	129,853
EUR | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	5,940,521	5,180,170
EUR | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	415,862	328,861
EUR | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,201,278	945,556
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	7,950	10,297
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	448	0
EUR | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,787,949	3,474,346
EUR | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	327,070	278,806
EUR | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	48,898	44,358
EUR | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	151,066	97,946
EUR | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	8,216,024	7,235,255
EUR | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	53,484	76,968
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	5,225	2,264
EUR | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,034,883	1,645,279
EUR | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,135,089	1,492,914
EUR | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	4,716,769	3,902,818
EUR | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	270,574	115,012
GBP | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,688,300	1,605,689
GBP | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	41,663	61,561
GBP | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	200,651	152,459
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	22	616
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	2
GBP | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,131,699	1,069,013
GBP | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	44,045	50,415
GBP | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	223,892	227,140
GBP | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	46,328	44,483
GBP | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,189,541	1,315,233
GBP | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	22	214
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	202	1,144
GBP | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	786,465	1,058,101
GBP | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	260,739	229,757
GBP | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	96,619	0
GBP | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	45,494	26,017
CNY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,949,462	3,501,855
CNY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	838,694	566,160
CNY | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,008	404
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,953	13,604
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
CNY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,065,070	2,114,302
CNY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	792,810	549,307
CNY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	166,666	200,747
CNY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	81,261	57,331
CNY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,905,728	2,983,324
CNY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	48	3,002
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,059,147	2,519,261
CNY | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	772,626	372,293
CNY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	73,907	88,768
Others | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	13,932,975	13,722,471
Others | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,356,433	1,308,772
Others | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	600,243	447,628
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,738	3,450
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	262	102
Others | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,180,274	8,274,576
Others | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,214,624	1,570,697
Others | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,058,931	1,806,530
Others | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	520,470	310,716
Others | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	10,812,018	9,344,763
Others | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	24,274	21,841
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,710	8,932
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	18,186	11,119
Others | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	5,757,021	5,036,555
Others | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	3,369,771	3,495,867
Others | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	756,655	656,664
Others | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	₩ 882,401	₩ 113,785